Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2013
Deferred tax assets:
Financial derivatives	$ 0	$ 0
Financial loss carry forwards for tonnage tax	25,657,000	23,485,000
Total deferred tax asset	25,657,000	23,485,000
Less valuation allowance	(25,657,000)	(23,485,000)
Net deferred tax asset	0
Deferred tax liabilities:
Entrance tax	164,000	228,000		$ 3,000,000.0
Deferred tax related to long-term debt	260,000
Total deferred tax liabilities	424,000	228,000
Net deferred tax liabilities	$ 424,000	$ 228,000	$ 295,000